WEISS TREASURY FUND
                  Weiss Treasury Only Money Market Fund
                    Weiss Intermediate Treasury Fund
                        Weiss Treasury Bond Fund


                     Supplement Dated April 2, 1998
                   to Prospectus Dated April 30, 1997




The following is inserted under "Weiss Intermediate Treasury
Fund, Weiss Treasury Bond Fund" on page 4:

     Effective December 10, 1997, shares of Weiss Intermediate
Treasury Fund are no longer offered for sale to the public.